SUPPLEMENTAL INFORMATION - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenues
Net sales	$ 5,892	$ 6,245	$ 18,966	$ 20,124
Finance, interest and other income	468	441	1,418	1,380
Total Revenues	6,360	6,686	20,384	21,504
Costs and Expenses
Cost of goods sold	5,015	5,162	15,732	16,606
Selling, general and administrative expenses	540	523	1,634	1,706
Research and development expenses	238	254	755	743
Restructuring expenses	42	8	78	16
Interest expense	192	189	570	581
Other, net	173	199	552	752
Total Costs and Expenses	6,200	6,335	19,321	20,404
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	160	351	1,063	1,100
Income tax (expense)	486	(131)	261	(312)
Equity in income of unconsolidated subsidiaries and affiliates	(3)	11	10	53
Net income	643	231	1,334	841
Industrial Activities
Revenues
Net sales	5,892	6,245	18,966	20,124
Finance, interest and other income	23	23	76	73
Total Revenues	5,915	6,268	19,042	20,197
Costs and Expenses
Cost of goods sold	5,015	5,162	15,732	16,606
Selling, general and administrative expenses	485	481	1,475	1,553
Research and development expenses	238	254	755	743
Restructuring expenses	41	8	75	16
Interest expense	85	102	257	333
Other, net	0	24	34	228
Total Costs and Expenses	5,864	6,031	18,328	19,479
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	51	237	714	718
Income tax (expense)	520	(100)	362	(202)
Equity in income of unconsolidated subsidiaries and affiliates	(10)	2	(10)	28
Results from intersegment investments	82	92	268	297
Net income	643	231	1,334	841
Financial Services
Revenues
Net sales	0	0	0	0
Finance, interest and other income	487	469	1,480	1,469
Total Revenues	487	469	1,480	1,469
Costs and Expenses
Cost of goods sold	0	0	0	0
Selling, general and administrative expenses	55	42	159	153
Research and development expenses	0	0	0	0
Restructuring expenses	1	0	3	0
Interest expense	149	138	451	410
Other, net	173	175	518	524
Total Costs and Expenses	378	355	1,131	1,087
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	109	114	349	382
Income tax (expense)	(34)	(31)	(101)	(110)
Equity in income of unconsolidated subsidiaries and affiliates	7	9	20	25
Results from intersegment investments	0	0	0	0
Net income	$ 82	$ 92	$ 268	$ 297